Business Acquisition and Contingent Consideration - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Business Acquisition, Contingent Consideration [Line Items]
Payable to Boston Scientific Corporation	$ 831,632	$ 409,861	$ 180,597
Prolieve Thermodilatation System [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration payable	2,500,000
Payable to Boston Scientific Corporation	$ 831,632
Fair value of the contingent consideration was determined by calculating its present value	24.00%
Contingent consideration payable, percentage of sales	10.00%
Prolieve Thermodilatation System [Member] | Total Past Due [Member]
Business Acquisition, Contingent Consideration [Line Items]
Payable to Boston Scientific Corporation	$ 728,632